Revenue from Contracts with Customers - Receivables, Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 122	$ 125
Current contract liabilities (deferred revenues)	(24)	(18)
Non-current contract liabilities (deferred revenues)	$ (7)	$ (13)